Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,199,004	$ 5,147,971
Accumulated amortization	(1,639,212)	(1,292,106)
Net book value	3,559,792	3,855,865
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	4,129,501	4,090,393
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	543,933	541,302
Trade names & brands
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	204,588	204,653
Patient database
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	170,324	170,366
Technology assets
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 150,658	$ 141,257